OTHER EXPLANATORY INFORMATION	12 Months Ended
Dec. 31, 2020
OTHER EXPLANATORY INFORMATION
OTHER EXPLANATORY INFORMATION

Videotron Ltd. (the "Corporation") is incorporated under the laws of Québec and is a wholly owned subsidiary of Quebecor Media Inc. (the parent corporation) and is a subsidiary of Quebecor Inc. (the ultimate parent corporation). Unless the context otherwise requires, Videotron or the Corporation refer to Videotron Ltd. and its subsidiaries.  The Corporation’s head office and registered office is located at 612 Saint-Jacques Street, Montreal (Québec), Canada. The percentages of voting rights and equity in its major subsidiaries are as follows:

% equity and voting
Videotron Infrastructures Inc.	100.0%
Videotron US Inc.	100.0%
Fibrenoire Inc.	100.0%
Télédistribution Amos inc.	100.0%
SETTE Inc.	84.53%

The Corporation offers Internet access, television distribution, mobile and wireline telephony, business solutions and over-the-top video services in Canada and is engaged in the rental of movies and televisual products through its video-on-demand service.

COVID-19 pandemic

The COVID-19 pandemic is having a significant impact on the economic environment in Canada and around the world. On March 13, 2020, in order to limit the spread of the virus, the Québec government imposed a number of restrictions and special preventive measures, including the suspension of business activities deemed non-essential, across Québec. The Québec government subsequently implemented a gradual reopening plan, which was followed at the end of December 2020 by new restrictions and the suspension of some business activities due to the second wave of the pandemic. This health crisis curtailed the operations of many of Videotron's business partners and led to a significant slowdown in some of Videotron's operating activities in 2020. Among other impacts, the restrictions and preventive measures imposed by the Québec government caused a significant reduction in volume at Videotron's retail outlets and delays in client migration to our new Helix entertainment and home management platform. Despite the constraints created by this pandemic, Videotron has continued and will continue to provide essential telecommunications services during this health crisis, while safeguarding the health and safety of the public and its employees. Given the uncertainty about the evolution of the pandemic, the full impact of the health crisis over its duration cannot be determined with certainty.